As filed with the Securities and Exchange Commission on August 11, 2006
                                                             File No. 333-119919
                                                                       811-04721
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              ---------------------
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 3                                        |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. 28                                                      |X|
                    ----

                        (Check appropriate box or boxes.)
                              ---------------------
                  Phoenix Life Variable Universal Life Account

                           (Exact Name of Registrant)

                              ---------------------

                         Phoenix Life Insurance Company

                               (Name of Depositor)

                              ---------------------

               One American Row, Hartford, Connecticut 06103-2899
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                              ---------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06103-2899
                     (Name and Address of Agent for Service)

                              ---------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on August 14, 2006 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              ---------------------

EXPLANATORY NOTE
This Post-Effective Amendment is filed pursuant to a written request to the SEC's Office of Insurance Products to grant the Registrant permission to rely on Rule 485(b)(1)(vii). The SEC staff has granted our request and Registrant is hereby filing under 485(b) instead of Rule 485(a). The prototype was part of Post-Effective Amendment No. 9 on Form N-6, File No.333-119916.

================================================================================

                                     PART A

                             PHOENIX EXPRESS VUL(SM)                 [VERSION B]

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")

PROSPECTUS                                                       AUGUST 14, 2006

This prospectus describes a fixed and flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured dies. You may allocate policy value to the Guaranteed Interest Account, Long-term Guaranteed Interest Account (collectively, "Guaranteed Interest Accounts") and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP
          (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
          (f/k/a Phoenix-Engemann Capital Growth Series)
[diamond] Phoenix Mid-Cap Growth Series
          (f/k/a Phoenix-Seneca Mid-Cap Growth Series)
[diamond] Phoenix Strategic Theme Series
          (f/k/a Phoenix-Seneca Strategic Theme Series)
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Growth Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Growth and Income Series
[diamond] Phoenix-Engemann Small-Cap Growth Series
[diamond] Phoenix-Engemann Strategic Allocation Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series
          (f/k/a Phoenix-Engemann Value Equity Series)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

The U.S. Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference. Replacing any existing policy or contract with this policy may not be to your advantage. You should carefully compare this policy with your existing one and you should also determine if the replacement will result in any income taxes. The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested. If you have any questions, please contact us at: our Main Administrative Office:

[envelope] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS    [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION
           PO Box 8027                                              800/541-0171
           Boston, MA 02266-8027

                     TABLE OF CONTENTS

Heading                                                 Page
------------------------------------------------------------

BENEFIT/RISK SUMMARY .................................     3
  Policy Benefits ....................................     3
  GMWB Policy Benefits ...............................     4
  Policy Risks .......................................     4
  GMWB Policy Risks...................................     4
FEE TABLES............................................     5
  Transaction Fees for All Policies...................     5
  Transaction Fees - Policies without the GMWB Feature 5 Charges Deducted from Policy Value Other than Fund
    Operating Expenses................................     6
  Guaranteed Minimum Withdrawal Benefit (GMWB) Fee....     6
  Minimum and Maximum Fund Operating Expenses.........
     for All Policies ................................     7
  Annual Fund Expenses................................     8
PHOENIX LIFE INSURANCE COMPANY .......................    11
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT..........    11
  Business Day .......................................    11
  Performance History ................................    11
VOTING RIGHTS ........................................    11
THE GUARANTEED INTEREST ACCOUNTS......................    12
   Guaranteed Interest Account........................    12
   Long-term Guaranteed Interest Account..............    12
CHARGES AND DEDUCTIONS................................    12
  General ............................................    12
  Charges Deducted from Premium Payments .............    12
  Charges Deducted from Policy Value -
     Monthly Charges..................................    12
  Charges Deducted from Policy Value -
     Daily Charges....................................    13
  Conditional Charges ................................    14
  Loan Interest Charged ..............................    14
  Tax Charges ........................................    14
  Fund Charges........................................    14
THE POLICY ...........................................    14
  Contract Rights: Owner, Insured, Beneficiary .......    14
  Other Policy Provisions.............................    15
  Policy Limitations..................................    15
  Purchasing a Policy.................................    15
  Transfer of Policy Value............................    18
  Disruptive Trading and Market Timing................    18
DEATH BENEFITS AND CHANGES IN FACE AMOUNT ............    20
  Death Benefit ......................................    20
PAYMENT OF PROCEEDS ..................................    21
  Surrender and Death Benefit Proceeds................    21
  Death Benefit Payment ..............................    21
  Surrenders..........................................    21
  Postponement of Payments ...........................    22
LOANS ................................................    22
  Policy Loans........................................    22
  Overloan Protection Provision.......................    23
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
     FEATURE..........................................    23
  General.............................................    23
  GMWB Waiting Period.................................    23
  Withdrawal Limit ...................................    23
  Withdrawal Limit Step-up............................    24
  Change of Withdrawal Limit Percentage...............    24
  Overdrawn Protection and GMWB Benefit Payments .....    25
  Termination of the GMWB Feature.....................    25
  POLICY LAPSE AND REINSTATEMENT......................    26
  Lapse...............................................    26
  Extended Term Insurance.............................    26
  Termination.........................................    26
  Reinstatement.......................................    26
FEDERAL INCOME TAX CONSIDERATIONS ....................    26
  Introduction........................................    26
  Income Tax Status...................................    27
  Policy Benefits.....................................    27
  Business-Owned Policies.............................    28
  Modified Endowment Contracts .......................    28
  Limitations on Unreasonable Mortality and Expense
     Charges..........................................    29
  Qualified Plans.....................................    29
  Diversification Standards...........................    29
  Change of Ownership or Insured or Assignment........    29
  Other Taxes.........................................    29
  Withholding.........................................    29
LEGAL MATTERS.........................................    29
FINANCIAL STATEMENTS..................................    30
DISTRIBUTION..........................................    30
  Compensation........................................    31
  Percentage of Premium Payment.......................    31
  Promotional Incentives and Payments.................    31
  Preferred Distribution Arrangements.................    31
APPENDIX A - INVESTMENT OPTIONS.......................   A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS................   B-1

BENEFIT/RISK SUMMARY
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they appear. Certain terms, marked by italics, have been defined and can be found in Appendix B, "Glossary of Special Terms" located at the end of the prospectus.

This prospectus contains information about the material rights and features of the policy that you should understand before investing. Some policy features may vary due to differences in state law.

This prospectus describes a fixed and flexible premium variable universal life insurance policy that is both an insurance product and a security. The policy is intended to provide flexibility for financial and investment planning for those persons needing death benefit protection.

You may purchase this policy either with or without the Guaranteed Minimum Withdrawal Benefit (GMWB) Feature. Your decision at issue, however, is irrevocable. The provisions and benefits discussed throughout this prospectus are generally applicable to both policy versions. Any differences due to purchasing the GMWB feature are indicated.

The policy has a required annual premium for the first four years with flexible premiums thereafter. The required annual premium is designed to conform to Internal Revenue Code ("IRC") Guideline Level Premium and TAMRA restrictions. The IRC limits the amount of money that you may put into a life insurance policy and still meet the definition of life insurance for tax purposes. The amount of level premium that you will be required to pay in each of the first four years will be an amount that will not exceed the Guideline Level Premium for your policy on the issue date. Also, this level premium will not exceed the TAMRA premium (the level premium required during the first seven policy years, when accrued at 4% with guaranteed cost of insurance rates and assuming no expenses, for the policy value to equal the face amount at age 100) for the face amount of your policy on the issue date. For more information, refer to the section on "Federal Income Tax Considerations."


POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the insured under the policy dies. All policies are issued with Death Benefit Option B, but you may change your death benefit option after the fourth policy year.

[diamond] Death Benefit Option A will equal the policy's face amount, or the minimum death benefit if greater.

[diamond] Death Benefit Option B will equal the face amount plus the policy value, or the minimum death benefit if greater.

The minimum death benefit is equal to the policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured at the beginning of the policy year in which death occurs.

LOANS AND SURRENDERS
Generally, you may borrow up to the amount of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We will count any outstanding loan towards the applicable limit.

The net surrender value is the policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

You may withdraw any part of the policy at anytime. We may also impose a separate surrender charge.

You may surrender this policy anytime for its net surrender value. A surrender charge may be imposed.

INVESTMENT CHOICES
You may select from a wide variety of subaccounts and two Guaranteed Interest Accounts. Each subaccount, sometimes referred to as an investment option in supplemental materials, invests directly in a professionally managed fund. You may transfer policy value among any of the subaccounts and the Guaranteed Interest Accounts while continuing to defer current income taxes.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
You may participate in an asset allocation or strategic program. Presently we offer two asset allocation programs, the Phoenix-Ibbotson Strategic Models and the Phoenix-S&P Dynamic Asset Allocation Series*, and one strategic program, the Franklin Templeton Founding Investment Strategy. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion on the Company. Each asset allocation or strategic program offers a range of asset classes. If you purchase the GMWB feature, you must also elect an asset allocation or strategic program through which to allocate your premiums and policy value.

*"S&P," "S&P500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

TAX BENEFITS
Under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account and the Guaranteed Interest Accounts are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or withdrawal from the policy, however, could result in recognition of income for tax purposes.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and at least the minimum initial premium. This will provide you with immediate insurance protection under the terms set forth in the Receipt.

OPTIONAL INSURANCE BENEFITS
Currently, additional riders are not available for this policy; however, we reserve the right to offer additional riders in the future.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

GMWB POLICY BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEATURE
You may purchase this policy with a Guaranteed Minimum Withdrawal Benefit (GMWB) feature. The GMWB feature guarantees a minimum income benefit regardless of investment performance, subject to an annual Withdrawal Limit and the GMWB Waiting Period. If you purchase this policy with the GMWB feature, you must select an asset allocation or strategic program for your initial and subsequent premium payments and payments will be allocated to the subaccounts according to the program that you select.

OVERDRAWN PROTECTION
Overdrawn protection maintains a minimum policy value and death benefit preventing the policy from terminating prior to the death of the insured.

POLICY RISKS

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. The policy may also be unsuitable if you do not require death benefit protection, as there are additional costs and expenses associated with providing insurance.

Surrender charges apply during the first seven years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

ADVERSE TAX RISK
If the cumulative premium you pay exceeds a defined limit, your policy may become a modified endowment contract, as defined by Internal Revenue Code section 72(e). Surrenders, withdrawals and loans (as well as GMWB benefit payments if you purchase the GMWB feature) under the policy will then be taxable as ordinary income to the extent that there are earnings in the policy, and a 10% penalty may apply to these distributions.

RISK OF LAPSE
Your policy will remain in force as long as required premiums are paid and the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the above conditions are not met, the policy will lapse, or end. You will receive an amount equal to the policy's net surrender value in the event that the policy lapses and the net surrender value is positive. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

RISKS OF ACCESSING POLICY VALUES
The drawbacks to accessing policy values through loans and withdrawals include decreases in the face amount of your policy, reductions in the death benefit, and lower policy values. Reductions in policy values may increase the risk of lapse and the loss of insurance protection. If you fully surrender the policy prior to the seventh policy year, you will be assessed a surrender charge. Taking a loan, surrendering your policy or withdrawing a part of your policy values may also result in recognition of income for tax purposes.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.

GMWB POLICY RISKS

GMWB WAITING PERIOD
If you purchase the GMWB feature, you will be subject to the GMWB Waiting Period. The GMWB Waiting Period represents the period of time before you are eligible to receive benefits under the GMWB feature. The GMWB Waiting Period begins on the policy date and ends on the later of the 10th policy anniversary and the policy anniversary following the insured's 55th birthday.

GMWB RESTRICTIONS
If you purchase the GMWB feature, you must allocate your premiums and policy values in accordance with one of our asset allocation or strategic programs. Any required participation in an applicable asset allocation or strategic programs will be determined on the policy date and will not change while the policy is in effect. Although the asset allocation or strategic programs allow you to choose an allocation for your premiums and policy values, your ability to select specific subaccounts and to transfer premium payments and policy value among the various subaccounts will be restricted. You will also be restricted from allocating premiums and policy values to the Guaranteed Interest Accounts.

The diversification provided by asset allocation or strategic programs does not guarantee or protect against loss. There is no guarantee that a diversified portfolio will outperform a non-diversified portfolio. You bear all the corresponding investment risks

The amount of the guaranteed minimum income benefit that you will receive is contingent upon certain elections being made. Refer to the "Guaranteed Minimum Withdrawal Benefit (GMWB)" section of this prospectus as well as your policy for more information.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE, WHICH APPLIES TO ALL VERSIONS OF THE POLICY, DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE AMONG INVESTMENT OPTIONS.

FEE TABLES

------------------------------------------------------------------------------------------------------------------------------------
                                                  TRANSACTION FEES FOR ALL POLICIES
-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon premium payment.                              5% of the premium payment
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE
                                 Monthly calculation day(2)   $0.04 per $1,000 of face amount to $0.35 per $1,000 of face amount
Minimum - Maximum                for the first 10 policy
                                 years.                       ----------------------------------------------------------------------
Example for a Male, Age 45, in
the Standard Non-smoking class                                $0.22 per $1,000 of face amount
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE                 Upon surrender or lapse.     35% of the policy's required annual premium, but not greater than policy value in policy years 1-7; 0% thereafter.
                                 ---------------------------- ----------------------------------------------------------------------
                                 Upon withdrawal of policy    Surrender charge multiplied by the result of dividing the withdrawal
                                 value                        amount by the surrender value.
                                 ---------------------------- ----------------------------------------------------------------------
                                                              Surrender charge multiplied by the result of dividing the face
                                 Upon face amount decrease.   decrease amount by the face amount before the reduction.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
WITHDRAWAL FEE                   Upon withdrawal.             We do not charge a withdrawal fee, but we reserve the right to charge up to a $25 fee from your policy value.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon transfer.               We do not charge for transfers between investment options, but we reserve the right to charge up to $20 per transfer after the first twelve transfers.
------------------------------------------------------------------------------------------------------------------------------------

THIS TABLE DESCRIBES THE FEE IF YOU WILL PAY IF YOU EXERCISE THE OVERLOAN PROTECTION PROVISION (AVAILABLE ONLY ON POLICIES WITHOUT
THE GMWB FEATURE) THIS FEE IS CHARGED IN ADDITION TO THE TRANSACTION FEES LISTED ABOVE AND THE PERIODIC EXPENSES LISTED BELOW.

                                        TRANSACTION FEES - POLICIES WITHOUT THE GMWB FEATURE
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OVERLOAN PROTECTION PROVISION    Upon exercise of the         A one-time transaction charge of 3.5% of the policy value.
                                 option on the next monthly
                                 calculation date(2)
------------------------------------------------------------------------------------------------------------------------------------

(1) This charge will vary according to issue age and face amount and is charged during the first ten policy years. The charge shown in the table may not be typical of the charge that you will pay. Your policy's specifications page will indicate the charge applicable to your policy. The charge will never exceed $80 per month. For more information, see "Charges and Deductions."

(2) The monthly calculation date occurs on the same day as the policy date (the date from which policy years and anniversaries are measured) or if that date does not fall in any given month, it will be the last day of that month.

THE NEXT TABLE, WHICH APPLIES TO ALL VERSIONS OF THE POLICY, DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                       CHARGES DEDUCTED FROM POLICY VALUE OTHER THAN FUND OPERATING EXPENSES FOR ALL POLICIES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)

          Current                                             $0.027 per $1,000 of net amount at risk(2) to $30.44 per $1,000 of
                                      On each monthly         net amount at risk each month.
  Minimum - Maximum                   calculation date

  Example for a male age 45 in                                $0.095 per $1,000 of amount at risk(2) to $83.33 per $1,000 of
  the Standard Non-smoking                                    amount at risk(2) each month.
  class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
          Guaranteed                                          $0.104 per $1,000 of net amount at risk(2) to $83.33 per $1,000 of net amount at risk each month.
  Minimum - Maximum

  Example for a male age 45 in
  the Standard Non-smoking                                    $0.493 per $1,000 of net amount at risk(2) per month.
  class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK
CHARGE(3)                           On each business day      0.00247% of the balance in the Separate Accounts each business day
                                                              (0.90% on an annual basis)
   Maximum
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                                              Currently, there are no charges for taxes. We reserve the right to impose a charge should we become liable for taxes in the future.
TAX CHARGES                         When we become liable     Possible taxes would include state or federal income taxes on
                                          for taxes           investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
                                 Interest accrues daily and
                                    is due on each policy
                                  anniversary. If not paid
LOAN INTEREST RATE CHARGE(4)        on that date, we will     The maximum net cost to the policy value is 2% of the loan balance
                                 treat the accrued interest   on an annual basis.
                                   as another loan against
                                         the policy.
------------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, underwriting class, policy year, net amount at risk, and the ratio of policy value to death benefit. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) The net amount at risk at any given time is the difference between the total death benefit we would pay and the policy value.
(3) We currently offer reduced mortality and expense risk charges beginning in policy year 11. For more information, see "Charges and Deductions."
(4) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy can be as low as 0.00% on an annual basis. For more information, see "Charges and Deductions" and "Loans."

THE NEXT TABLE DESCRIBES THE FEE THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES IF YOU PURCHASE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEATURE. THIS FEE IS CHARGED IN ADDITION TO THE TRANSACTION FEES OR THE PERIODIC EXPENSES LISTED ABOVE.

                                    GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE
---------------------------------------------------------------------------------------------------------------------------
                                                                                                    AMOUNT DEDUCTED
                            CHARGE                                     WHEN DEDUCTED                    MONTHLY
--------------------------------------------------------------- ---------------------------- ------------------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE                      On each monthly        0.125% (1.50% on annual basis)
PERCENTAGE(1)                                                         calculation date

Maximum
---------------------------------------------------------------------------------------------------------------------------

(1) The fee for the GMWB feature is determined by multiplying the GMWB fee percentage by the greater (a) the cumulative premiums less withdrawals, less any outstanding loans, and (b) the total policy value at the time the fee is assessed. The current fee is 0.0583% monthly (0.70%) annually. Your fee percentage is locked in at the time you purchase the GMWB feature. If you later elect the Withdrawal Limit Step-up, the fee percentage is recalculated and the fee at such time may be higher than when you first elected GMWB. The fee will never exceed 1.50% annually. For more information, see "Charges and Deductions."

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS, AS A PERCENTAGE OF DAILY NET ASSETS, FOR THE YEAR ENDED DECEMBER 31, 2005 THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                         MINIMUM AND MAXIMUM FUND OPERATING EXPENSES FOR ALL POLICIES

                                                                              Minimum                            Maximum
Total Annual Fund Operating Expenses (1)                                       0.34%              -               2.10%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) The total and net fund operating expenses for each available investment portfolio are given in the following table.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)

This table shows each fund's investment management fee, Rule 12b-1 (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund, which you may obtain by calling 800/541-0171.

    The company and its affiliates may have arrangements with the funds' investment advisor, subadvisor, distributor, and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the policies. The company may profit from these fees.

    In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy, or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund, and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Rule
                                                   Investment  12b-1 or      Other                    Contractual      Total Net
                                                   Management   Service    Operating  Total Annual   Reimbursements   Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers        Expenses
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     0.61        -         0.29          0.90           N/A            N/A(1,2)
------------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                               0.19        -         0.15          0.34          (0.06)          0.28(3)
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       0.60        -         0.38          0.98           N/A            N/A(4,16)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary           0.60        -         0.40          1.00           N/A            N/A(4,16)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                   0.57        0.10      0.09          0.76           N/A            N/A(5)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio            0.57        0.10      0.13          0.80           N/A            N/A(6)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                          0.57        0.10      0.10          0.77           N/A            N/A(5)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                        0.46        0.25      0.02          0.73           N/A            N/A(7)
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          0.60        0.25      0.18          1.03           N/A            N/A(8)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           1.24        0.25      0.29          1.78           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      0.65        0.25      0.17          1.07         (0.05)           1.02(9)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       0.75        0.25      0.07          1.07           N/A            N/A(7,8)
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                   0.50        -         0.44          0.94          (0.04)          0.90(10,12)
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                0.48        -         0.41          0.89           N/A            N/A(11)
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                    0.74        -         0.38          1.12           N/A            N/A(12)
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                1.15        0.25      0.70          2.10          (0.69)          1.41(13)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                0.85        0.25      0.17          1.27          (0.02)          1.25(13)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA               0.64        0.25      0.02          0.91           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                  0.63        0.25      0.04          0.92           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA              0.74        0.25      0.05          1.04           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Rule
                                                   Investment  12b-1 or      Other                    Contractual      Total Net
                                                   Management   Service    Operating  Total Annual   Reimbursements   Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers        Expenses
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                          0.68        -         0.21          0.89           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          0.80        -         0.41          1.21           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                         0.75        -         0.40          1.15           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  0.75        -         0.31          1.06           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                              0.75        -         0.39          1.14           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  0.85        -         0.80          1.65           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       0.45        -         0.27          0.72           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities           0.75        -         0.28          1.03           N/A            N/A
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              0.70        -         0.29          0.99           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               0.90        -         0.78          1.68           N/A            N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           0.58        -         0.21          0.79           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    0.40        -         0.26          0.66           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       0.50        -         0.25          0.75           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond           0.50        -         0.48          0.98           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  0.70        -         0.82          1.52           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           0.90        -         1.09          1.99           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      0.90        -         0.30          1.20           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         0.35        -         0.64          0.99           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            0.35        -         0.76          1.11           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.29          0.94          (0.24)          0.97(14)
Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.27          0.92          (0.22)          0.95(14)
Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.69          1.34          (0.64)          0.90(14)
Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.34          0.99          (0.29)          0.93(14)
Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         1.05        -         0.28          1.33           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       1.05        -         0.35          1.40           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                     0.70        -         0.29          0.99           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio       0.49        0.25      0.25          0.99           N/A            N/A(15)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                        0.25        0.25      0.25          0.75           N/A            N/A(15)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                       0.25        0.25      0.25          0.75           N/A            N/A(15)
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio             0.46       0.35       0.32          1.13           N/A            N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            0.99        -         0.33          1.32           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         0.95        -         0.18          1.13           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          0.85        -         0.12          0.97           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          0.90        -         0.05          0.95           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.
(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.
(3) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.
(4) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.

(5) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.
(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.
(7)  The Fund administration fee is paid indirectly through the management fee.
(8) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(9) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
(10) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.
(11) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.
(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.
(13) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.
(14) "Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds. Total operating expenses of the underlying funds range from 0.15% to 0.50%. As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and policy owners, as investors in the series, indirectly assume a proportional share of these expenses. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.
(15) "Other Expenses" reflect an administrative fee of 0.25%.
(16) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

  -------------------------------------------------------------------------------------------------
                       FUND                          REIMBURSEMENTS      NET ANNUAL FUND EXPENSES
  ------------------------------------------------ -------------------- ---------------------------
  Federated Fund for U.S. Government Securities II       (0.26)                   0.72(a)
  ------------------------------------------------ -------------------- ---------------------------
  Federated High Income Bond Fund II                     (0.25)                   0.75(a)
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix Mid-Cap Growth Series                          (0.06)                   1.15
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix Strategic Theme Series                         (0.05)                   1.10
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-AIM Growth Series                              (0.14)                   1.00
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Alger Small-Cap Growth Series                  (0.65)                   1.00
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Alliance/Bernstein Enhanced Index              (0.07)                   0.65
  Series
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Engemann Growth and Income Series              (0.04)                   0.95
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Engemann Small-Cap Growth Series               (0.43)                   1.25
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Goodwin Money Market Series                    (0.01)                   0.65
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Goodwin Multi-Sector Short Term Bond           (0.28)                   0.70
  Series
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Kayne Rising Dividends Series                  (0.67)                   0.85
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Kayne Small-Cap Quality Value Series           (0.94)                   1.05
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Lazard International Equity Select             (0.15)                   1.05
  Series
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Northern Dow 30 Series                         (0.39)                   0.60
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Northern Nasdaq-100 Index(R) Series            (0.51)                   0.60
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series         (0.03)                   1.30
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Sanford Bernstein Small-Cap Value              (0.10)                   1.30
  Series
  ------------------------------------------------ -------------------- ---------------------------
  Phoenix-Van Kampen Comstock                            (0.04)                   0.95
  ------------------------------------------------ -------------------- ---------------------------
  Van Kampen UIF Equity and Income Portfolio             (0.30)                   0.83 (b)
  -------------------------------------------------------------------------------------------------

(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.
(b) The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a publicly traded Delaware corporation. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Separate Account or of Phoenix.

All income, gains or losses whether or not realized of the Separate Account are credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

BUSINESS DAY
A business day is any day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;
2.   the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each business day, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

---------------------------------------------------------
 New Year's Day                   Independence Day
---------------------------------------------------------
 Martin Luther King, Jr. Day      Labor Day
---------------------------------------------------------
 Presidents Day                   Thanksgiving Day
---------------------------------------------------------
 Good Friday                      Christmas Day
---------------------------------------------------------
 Memorial Day
---------------------------------------------------------

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting us at the address and telephone number given on the front page.


THE GUARANTEED INTEREST ACCOUNTS
--------------------------------------------------------------------------------

Note: Currently if you purchase the GMWB feature, you are restricted from transferring and allocating premiums and policy values to the guaranteed interest accounts. All GMWB feature premium allocations must be made in accordance to asset allocation or strategic program. We reserve the right to remove this restriction at a later date.

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account or Long-term Guaranteed Interest Accounts. Amounts you allocate to the Guaranteed Interest Accounts are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

The Long-term Guaranteed Interest Account has more restrictive transfer options out of the general account than the Guaranteed Interest Account so that longer term investments can be made.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Accounts to no more than $250,000 during any one-week period per policy. We also reserve the right to limit transfers and cumulative premium payments to $1,000,000 over a 12-month period.

You may make transfers into the Guaranteed Interest Accounts at any time. In general, you may make only one transfer per year from the Guaranteed Interest Accounts. Transfers from the Guaranteed Interest Accounts may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

The features specific to each type of Guaranteed Interest Account are detailed below.

GUARANTEED INTEREST ACCOUNT
The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer. You may transfer the total non-loaned policy value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

LONG-TERM GUARANTEED INTEREST ACCOUNT
The amount that can be transferred out is limited to the greatest of (a) $1,000,
(b) 10% of the policy value in the Long-term Guaranteed Interest Account as of the date of the transfer, or (c) the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year.

Transfers from the Long-term Guaranteed Interest Account are not permitted under the Systematic Transfer Programs.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM EXPENSE CHARGE
We deduct a charge of 5% from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).

CHARGES DEDUCTED FROM POLICY VALUE - MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account according to your specified allocation instructions. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

If you purchase the GMWB feature or participate in an asset allocation or strategic program, we will deduct the monthly charges from the subaccounts on a pro rata basis across the subaccounts in which you are currently invested.

The following charges are deducted monthly: Administrative Charge, Cost of Insurance and if your purchase the GMWB feature, the GMWB Fee.

ADMINISTRATIVE CHARGE
We deduct a monthly charge per $1,000 of face amount during the first 10 policy years. The monthly charge per $1,000 of face amount is calculated as follows.

(Issue Age/150) - .08

The table below provides examples of the Administrative Charge for various issue ages.

       ----------------------------------------------
                            ADMINISTRATIVE CHARGE
           ISSUE AGE      PER 1,000 OF FACE AMOUNT
       ---------------- -----------------------------
              18                    0.040
       ---------------- -----------------------------
              25                    0.087
       ---------------- -----------------------------
              35                    0.153
       ---------------- -----------------------------
              45                    0.220
       ---------------- -----------------------------
              55                    0.287
       ---------------- -----------------------------
              65                    0.353
       ----------------------------------------------

The Administrative Charge will never exceed $80 per month.

COST OF INSURANCE
We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on gender, age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are subject to state variation and range between 100% and 125% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, based on the insured's last birthday. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either non-smoking risk class or a smoking risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the -standard non-smoking risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality standard smoking risk class.

The current monthly cost of insurance rate will vary based on the ratio of the policy value to the death benefit on any monthly calculation date. If the ratio of the policy value to the death benefit is greater than or equal to 20% and less than 40%, then the current cost of insurance rate will be discounted by 5%. If the ratio of the policy value to the death benefit is greater than 40%, then the current cost of insurance rate will be discounted by 10%.

 ----------------------------------------------------------------
 RATIO OF POLICY VALUE TO DEATH    REDUCTION IN CURRENT COST OF
             BENEFIT                      INSURANCE RATE
 -------------------------------- -------------------------------
 Less than 20%                                  0%
 -------------------------------- -------------------------------
 Greater than or equal to 20%                   5%
 and less than 40%
 -------------------------------- -------------------------------
 Greater than or equal to 40%                  10%
 ----------------------------------------------------------------

GMWB FEE
If you purchase the GMWB feature, we will deduct the GMWB Fee from the non-loaned policy value on each monthly calculation date prior to the date GMWB benefit payments commence. The amount of the GMWB Fee is equal to the GMWB Fee percentage divided by 12, and then multiplied by the greater of (1) cumulative premiums less cumulative withdrawals less the policy debt and (2) the total policy value at the time the fee is assessed. The fee is deducted from each subaccount on a proportional basis as determined by your asset allocation or strategic program.

Currently on an annual basis, the GMWB Fee Percentage is 0.70%; however we reserve the right to charge up to 1.50%. The fee percentage is determined on the policy date and will remain unchanged while your policy is in force unless you choose a Withdrawal Limit Step-up. If you choose a Withdrawal Limit Step-up, the GMWB Fee Percentage is recalculated and the fee may be higher than when you first elected GMWB, but will never exceed 1.50% annually.

CHARGES DEDUCTED FROM POLICY VALUE - DAILY CHARGES

MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

During the first ten policy years, your policy will pay a mortality and expense risk charge daily equal to 0.00132% (0.48% annually) of the balance in each subaccount. Beginning in policy year 11, your policy will pay a mortality and expense risk charge daily equal to 0.00033% (0.12% annually) of the balance in each subaccount. These rates are current and are not guaranteed. The daily guaranteed mortality and expense risk charge is equal to 0.00247% (0.90% annually) of the balance in each subaccount.

We review the mortality and expense risk charge periodically, and may re-determine the charge at such time on a basis that does not discriminate unfairly within any class of insureds. Any change will be determined prospectively. The maximum mortality and expense risk charge remains the same whether or not you elect the GMWB feature.

CONDITIONAL CHARGES

SURRENDER CHARGE
The surrender charge applies during the first seven policy years if you surrender the policy for its net surrender value, request a face amount decrease, make a withdrawal or allow the policy to lapse. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if you surrender the policy, if you reduce the policy's face amount or make a withdrawal during this period. They are deferred charges because they are not deducted from premiums.

The surrender charge is 35% of the policy's required annual premium, but will not exceed the policy value; therefore, we will never require you to submit an additional payment in order to surrender your policy.

You may be assessed a pro rata portion of the surrender charge if you request a reduction in the face amount of your policy or request a withdrawal of your net surrender value

o REQUESTED FACE AMOUNT REDUCTION - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any reduction in face amount. This charge is intended to recoup the costs of issuing the policy.

o WITHDRAWAL OF POLICY VALUE - a pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any withdrawal of policy value. This charge is intended to recoup the costs of issuing the policy.

Face amount reductions may result if you request a withdrawal of policy value. This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.

WITHDRAWAL FEE
Should you withdraw a portion of your policy value, we will not charge you. However, we reserve the right to charge up to a $25 fee from your policy value upon prior written notice. A portion of the surrender charge may also apply. It is intended to recover the actual costs of processing the withdrawal request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request, withdrawal allocations will be made in the same manner as monthly deductions.

TRANSFER CHARGE
Currently, we do not charge for transfers, however, we reserve the right to charge up to $20 for each transfer in excess of twelve each policy year upon prior written notice. This charge, if we were to impose a transfer charge would be intended to recoup the cost of administering the transfer.

OVERLOAN PROTECTION PROVISION CHARGE (Applicable only to policies without the GMWB feature). A one-time transaction charge of 3.5% of the policy value will be deducted on the monthly calculation day following election of the option. This charge is intended to recoup the cost of insurance for the remainder of the policy duration.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

--------------------------------------------------------------
                                       RATE WE CREDIT THE
                                      LOANED PORTION OF THE
              LOAN INTEREST RATE       GUARANTEED INTEREST
POLICY YEARS        CHARGED                  ACCOUNT
------------ --------------------- ---------------------------
1-10                  5%                       3%
------------ --------------------- ---------------------------
11-15                 4%                       3%
------------ --------------------- ---------------------------
16+                   3%                       3%
--------------------------------------------------------------

Subject to approval in your state, the policy loan interest rates for policy years 11 and subsequent are based upon issue age of the insured. Under the revised schedule, We charge loan interest at an effective annual rate of 3% at the earlier of the 16th policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

TAX CHARGES
Currently, no charge is made against the Separate Account for federal income taxes that may be attributable to the Separate Account. The Separate Account may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account, should the Separate Account become liable for such taxes.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. These fees are deducted daily from each fund. We provide a table of these charges in the Fee Tables section of this prospectus.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person named in the application for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your" in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. A policy may be issued to insureds ages 18 through 65. We will require that you provide evidence that the person to be insured is, in fact, insurable.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Main Administrative Office. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the insured dies, we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

OTHER POLICY PROVISIONS

SUICIDE
If the Insured, whether sane or insane, dies by suicide within two years from the issue date, or within two years from any reinstatement of the policy, and while the policy is in force, our liability shall be limited to an amount equal to the premiums paid on this policy less any policy debt owed us and less any withdrawals.

INCONTESTABILITY
This policy shall be incontestable after it has been in force during the Insured's lifetime for two years from the Issue date, except for fraud, or any provision for reinstatement or policy change requiring evidence of insurability. In the case of reinstatement or any policy change requiring evidence of insurability, the incontestable period shall be two years from the effective date of such reinstatement or policy change.

POLICY LIMITATIONS

ASSET ALLOCATION OR STRATEGIC PROGRAM REQUIREMENTS
If you purchase the GMWB feature, you must also select an asset allocation or strategic program through which to allocate your premium payments and policy value.

If you purchase a policy without the GMWB feature, participation in an asset allocation or strategic program is optional.

Whether you purchase a policy with the GMWB feature or not, the asset allocation or strategic program, and the asset class within the program that you select will remain in effect until such time you select another program or asset class within the program by transferring 100% of your policy value to the new program or asset class. You may only change your program or asset class annually within a 30-day period surrounding your policy anniversary (15 days prior and 15 days following).

Any loans or withdrawals will be taken pro rata from the subaccounts in which you are invested at the time of the withdrawal or loan.

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment at our Main Administrative Office, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

Subject to applicable legal and regulatory requirements, the Company reserves the right to purchase your policy in those instances where you have agreed to sell your policy to a duly licensed viatical settlement company. If the Company exercises this right it will pay the agreed upon price offered by the viatical settlement company.

POLICY EXCHANGES UNDER SECTION 1035
Under Internal Revenue Code Section 1035, generally you may exchange one insurance policy for another in a tax-free exchange. You should not exchange an existing life insurance policy for another without careful consideration of the potential advantages and disadvantages of doing so. For example, you may be assessed a surrender charge under the old policy and subsequently enter into an extended surrender period with a higher surrender charge. If the exchange does not qualify for section 1035 treatment, you may have to pay federal income tax on any gain, and potentially incur a tax penalty on any early withdrawal. You should consult with a tax advisor to determine whether a specific exchange will be in your best interests.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured's gender, attained age and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

Policies with face amounts less than or equal to $1,000,000 will be issued on a simplified underwriting basis, although policy approval is contingent upon your answers to qualifying questions. Policies with face amounts over $1,000,000 will be fully underwritten and may require additional medical information, medical examination and other proofs of insurability.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you are at least 18 years old, and have an insurable interest in the life to be insured. You must also have the consent of the person to be insured.

PREMIUM PAYMENTS
This prospectus describes a fixed and flexible premium variable universal life insurance policy. It has a required annual premium for the first four years with flexible premiums thereafter. The policy differs from a fixed benefit whole life policy because you may allocate your premium into one or more of several subaccounts of the Separate Account or the Guaranteed Interest Accounts. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the funds to which premiums have been allocated.

A number of factors concerning the insured such as age, gender, and risk class, and the policy features elected such as face amount and added benefits, will affect the required annual premium. The minimum required annual premium for this policy is $5,000.

The minimum initial premium (one quarter of the required annual premium) is due on the policy date. The insured must be alive when the minimum initial premium is paid. You must deliver the minimum initial premium payment to your registered representative, who will forward it to our underwriting department.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium.

We establish maximum premium limits and may change them from time to time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Accounts, if applicable, will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the minimum initial premium less applicable charges to the Separate Account or to the Guaranteed Interest Accounts, if applicable, upon receipt of a completed application, in accordance with your allocation instructions. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the money market subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the money market subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Accounts, if applicable, in accordance with your allocation instructions in the application for insurance.

Premium payments received by us will be reduced by the premium expense charge. Premium payments received during a grace period, after deduction of the premium expense charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Accounts, if applicable, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value."

POLICY REFUND
Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any debt; plus

2) any monthly deductions and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any debt and less any withdrawal amounts paid.

We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

ASSET ALLOCATION AND STRATEGIC PROGRAMS

GENERAL
Asset allocation is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long-term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

We currently offer the following asset allocation and strategic programs:
Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is no additional charge associated with participating in these programs. You may only participate in one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective policy owners. For the most current information on any program or option within a program, please contact your registered representative.

*"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION WITHIN THE PROGRAM
If you purchase a policy without the GMWB feature, participation in a program is optional. If you are interested in adding a program, consult with your registered representative to discuss your options. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change programs or asset allocation options. You may at any time switch from your current program, or current option within the program, to another, including any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs and options available at that time.

If you purchase the GMWB feature, you must select, in consultation with your registered representative, one of the approved programs through which to allocate your premium payments and policy values. You should also periodically review your program with your registered representative to determine if you need to change programs or asset allocation options. You may switch from your current program or current option within the program, to another, including any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so as canceling the program will cause the GMWB feature to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate the GMWB feature if it has terminated. You may only make the above referenced changes annually within a 30-day period surrounding your policy anniversary (15 days prior and 15 days following). If a program is eliminated and you have purchased the GMWB feature, where participation in an approved program is required, you will receive notice and you must choose in consultation with your registered representative, among the other programs and options available at that time, otherwise the GMWB feature will terminate without value.

ALLOCATION OF PREMIUM PAYMENTS AND POLICY VALUES
When you participate in a program 100% of your premium payments and policy value will be allocated to the subaccounts in accordance with your selected program and option within that program. The program and option within that program that you select will determine which subaccounts your premium payments and policy values are allocated to. Your initial premium payment (or policy value for in force policies) and subsequent premium payments will be allocated according to your selection.

THE STRATEGIC PROGRAM

FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated equally (33 1/3%) to the three subaccounts listed below. On a monthly basis, we will rebalance the policy value allocated to the three subaccounts back to the original allocation of 33 1/3% in each subaccount.

o   Franklin Income Securities Fund
o   Mutual Shares Securities Fund
o   Templeton Growth Securities Fund

ASSET ALLOCATION PROGRAMS

PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of subaccounts. The options approved for use are:

o   Conservative Portfolio
o   Moderately Conservative Portfolio
o   Moderate Portfolio
o   Moderately Aggressive Portfolio
o   Aggressive Portfolio

On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your initial premium payment (policy value for in force policies), and subsequent premium payments will be allocated in accordance with the current preset allocation in place at that time, and that preset allocation will continue to apply in future years, unless you request a change to the newest version of the option. You should consult with your registered representative for the most current information on this program and the options within the program. You may elect to periodically rebalance your policy value. Please see the "Asset Rebalancing Program" section for more information.

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone. You may also write or call our Main Administrative Office between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page one.) We will execute a written request the day we receive it at our Main Administrative Office. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first twelve transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a systematic transfer program toward the twelve-transfer limit. For more information, see "Disruptive Trading and Market Timing."

You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized transfer instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Accounts is being transferred; or

[diamond] the transfer is part of a systematic transfer program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Accounts be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account or the Long-term Guaranteed Interest Account. You may make additional transfers out of the Guaranteed Interest Account if the transfers are made as part of a systematic transfer program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. The amount you may transfer is limited to the greater of $1,000, 10% of the value of the Long-term Guaranteed Interest Account or the amount of policy value transferred out of the Long-term Guaranteed Interest Account in the prior policy year. You may transfer policy value into the Guaranteed Interest Accounts at anytime.

For more information on the Guaranteed Interest Accounts, please see, "The Guaranteed Interest Accounts."

DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the systematic transfer programs (asset rebalancing and dollar cost averaging) or other similar programs when applying our market timing policy.

SYSTEMATIC TRANSFER PROGRAMS
You may elect one of the systematic transfer programs that we offer under this policy; however, you cannot participate in either the asset rebalancing or dollar cost averaging programs while enrolled in an asset allocation or strategic program. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a systematic transfer program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

We do not charge for these programs.

ASSET REBALANCING PROGRAM
Under this program, you specify the percentage levels you would like to maintain among the subaccounts. We will automatically rebalance policy values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. We reserve the right to not permit transfers to or from the Guaranteed Interest Accounts.

You may start or discontinue this program at any time by submitting a written request to our Main Administrative Office (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix-S&P Dynamic Asset Allocation Series, or the Franklin Templeton Founding Investment Strategy.

DOLLAR COST AVERAGING ("DCA") PROGRAM
Dollar cost averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts") and the Long-term Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly                    [diamond] $150 semiannually
[diamond] $75 quarterly                  [diamond] $300 annually

You must have at least $2,000 in the source account to begin a dollar cost averaging program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program. Transfers must be made in approximately equal amounts over a minimum of six months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to our Main Administrative Office (see page one). Dollar cost averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect, when you purchase GMWB or when you participate in an asset allocation program.

We may at any time offer additional or multiple DCA programs or may modify, suspend or terminate the Dollar Cost Averaging Program.


DEATH BENEFITS AND CHANGE IN FACE AMOUNTS
--------------------------------------------------------------------------------

DEATH BENEFIT
The death benefit is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, accrued loan interest, withdrawals, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.

Currently we offer two death benefit options:

Death Benefit Option A will pay the policy's face amount on the date of the insured's death but not less than the minimum death benefit.

Death Benefit Option B will pay the policy's face amount plus the policy value on the date of the insured's death but not less than the minimum death benefit.

All policies will be issued with Death Benefit Option B. Death benefit option changes are permitted after the 4th policy year.

After the age 100 policy anniversary, the death benefit option is automatically changed to Death Benefit Option A.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured's attained age at the beginning of the policy year in which death occurs.

CHANGING DEATH BENEFIT OPTION
While this policy is in force, after the 4th policy year, and prior to your age 100 policy anniversary, you may change the death benefit option subject to the minimum face amount of $25,000. Your request must be in writing. Any change in death benefit options will be effective on the next monthly calculation date. You are limited to one change in death benefit option per policy year.

For a change from Option A to Option B, the face amount will be reduced by the policy value.

For a change from Option B to Option A, the face amount will be increased by the policy value.

WITHDRAWALS AND REQUESTED DECREASES TO FACE AMOUNT: EFFECT ON DEATH BENEFIT
A withdrawal or a requested decrease to face amount generally decreases the death benefit and a surrender charge may be deducted from policy value based on the amount of the decrease or withdrawal. A requested decrease in face amount reduces the death benefit on the next monthly calculation date by the requested amount of the face decrease. A withdrawal reduces the death benefit immediately by the amount of the withdrawal. A decrease in the death benefit may have tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation date following the date we approve the request. A portion of the surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease. Generally, there will be a pro rata reduction of the cost of insurance and administrative charges.

If you purchase the GMWB feature, decreasing the face amount may have adverse or unintended consequences. You should review any decision to do so with your financial advisor before proceeding.

For more information, see "Federal Income Tax Consideration - Withdrawals."

REQUESTS FOR INCREASE IN FACE AMOUNT
Currently, face amount increases are not available with this policy.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits, surrenders and withdrawals at values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another mode of payment has been agreed upon by you and us. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid when the insured dies.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum.

DEATH BENEFIT PAYMENT
We will make the death benefit payment based on the death benefit option in effect at the time.

--------------------------------------------------------------
                           Death Benefit Payment
-------------------------- -----------------------------------
Death Benefit Option A     Policy face amount
-------------------------- -----------------------------------
Death Benefit Option B     Policy face amount plus policy
                           value
--------------------------------------------------------------

We will pay the minimum death benefit if it is greater under your chosen option. We will reduce the amount of death benefit payment by the amount of any outstanding debt.

SURRENDERS
You may surrender or take a withdrawal at any time as long as the insured is living and the policy is in force. The amount available for surrender will be the net surrender value at the end of the business period during which we receive the surrender request.

We generally pay a surrendered amount within seven days of receiving your written request in good order. We may postpone surrender payments under certain circumstances.

SURRENDERS
You may surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at our Main Administrative Office.

WITHDRAWALS
You may receive a part of the policy's net surrender value by requesting a withdrawal. You must submit a written request to our Main Administrative Office. We may require you to return your policy before we make payment. A withdrawal will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit withdrawals of less than $500 or if the resulting death benefit would be less than $25,000. We may require you to surrender the entire value allocated to an investment option if the withdrawal would result in a value below $500 in that investment option. The $500 minimum is waived if you purchased the GMWB feature.

Unless you purchase the GMWB feature or participate in one of the asset allocation or strategic programs, you may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions. A withdrawal will reduce your policy value by the sum of:

     1) Withdrawal Amount - the portion of the net surrender value you choose to withdraw, but not less than $500; plus

     2) Withdrawal Fee - currently set at $0 (not to exceed $25); plus

     3) Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a surrender.

We will reduce your policy's net surrender value by the withdrawal amount paid. If your policy has Death Benefit Option A, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, withdrawals, policy loans or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:


[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Accounts.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day) or may have closed early; or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.


LOANS
--------------------------------------------------------------------------------

POLICY LOANS
Generally, you may borrow up to amount of your policy value less the current surrender charge and loan interest accrued to the end of the policy year. We will count any outstanding loan toward the applicable limit. We generally do not allow loans under $500 except to pay premiums on any Phoenix policies (including affiliates). The $500 minimum is waived if you purchased the GMWB feature.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account.

If you do not purchase the GMWB feature, you may instruct us how to withdraw policy value from the subaccounts and the Guaranteed Interest Accounts, as applicable, for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

If you purchase the GMWB feature, we will withdraw policy value from the subaccounts in the same proportion as the policy value is currently allocated among the subaccounts. We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

--------------------------------------------------------------
POLICY YEARS                         LOAN INTEREST RATE
--------------------------------------------------------------
1-10                                         5%
11-15                                        4%
16 and after                                 3%
--------------------------------------------------------------

The policy loan interest rates for policy years 11 and subsequent are based upon issue age of the insured. We charge loan interest at an effective annual rate of 3% at the earlier of the 16th policy year or upon the insured reaching an attained age of 65 (but not before policy year 11).

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts, the non-loaned portion of the Guaranteed Interest Account or Long-term Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 3%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time the policy is in force. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's net surrender value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts, at the rate we credit the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding debt.

The proceeds of policy loans may be subject to federal income tax under some circumstances. If a request for a decrease in face amount occurs, the contract will have to be retested under section 7702 and 7702A of the Internal Revenue Code. This decrease may cause the contract to become a modified endowment contract and impact the testing under section 7702. Following reduction in the face amount, if the contract becomes a modified endowment contract, any loan on the policy must be treated as a taxable distribution to the owner to the extent of gain in the policy.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of the subaccounts, the non-loaned portion of the Guaranteed Interest Account and the Long-term Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Under Death Benefit Option 1, outstanding policy loans do not reduce the policy's gross death benefit, because the policy value is inclusive of the gross death benefit amount.

A policy loan can also have an effect on the policy's death benefit under Death Benefit Option 2 due to any resulting differences in policy value.

OVERLOAN PROTECTION PROVISION (AVAILABLE ONLY ON POLICIES WITHOUT THE GMWB FEATURE)
This option is designed to prevent a heavily loaned policy from lapsing and may be exercised under the following conditions.

     1)  The policy debt exceeds the specified face amount;

     2)  The policy debt is equal to 96% of the total policy value;

     3)  The insured is at least 65 years of age;

     4)  This policy has been in force for at least 15 policy years; and

     5)  All premiums paid have been previously withdrawn.

Note: If the loan balance exceeds 96% of the policy value, the loan balance in excess of 96% must be repaid at the time that this provision is requested.

When you elect this option, the following actions will occur on the next monthly calculation date:

     1)  A one-time transaction fee of 3.5% of policy value will be deducted.

     2) The death benefit will be changed permanently to Death Benefit Option A, if it is not already in effect.

     3) The face amount then in effect will be reduced to 101% of the policy value.

     4)  The death benefit will equal the greater of (a) and (b), where:

         (a) = the new face amount, and

         (b) = the applicable Minimum Death Benefit Percentage multiplied by the greater of (i) and (ii), where:

                  (i)  = the policy value, and

                  (ii) = the policy debt.

     5) Any remaining non-loaned policy value will be transferred to the Long Term Guaranteed Interest Account and no further transfers will be allowed.

     6)  No further monthly deductions will be assessed.

     7)  No further premium payments will be accepted.

     8)  No further withdrawals will be allowed.

     9)  No additional loans or loan repayments will be allowed.

    10)  Any rider then in effect will terminate.

Any loan balance will reduce the death benefit payable. Loan interest will continue to accrue.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEATURE
--------------------------------------------------------------------------------

GENERAL
The GMWB feature guarantees a minimum income benefit in the form of GMWB Benefit Payments regardless of investment performance, subject to the annual Withdrawal Limit and the GMWB Waiting Period. Under this feature, once Overdrawn Protection is in effect, as described below, GMWB Benefit Payments, if any, will commence at the later of the next monthly calculation date and the end of the GMWB Waiting Period. You may purchase the GMWB feature only at issue and this decision is irrevocable.

GMWB WAITING PERIOD
The GMWB Waiting Period represents the period of time before you are eligible to receive benefits under the GMWB feature. The GMWB Waiting Period begins on the policy date and ends on the later of the 10th policy anniversary and the policy anniversary following the insured's 55th birthday.

After the GMWB Waiting Period, minimum withdrawal and loan requirements are waived. We do not normally permit withdrawals of less than $500 or if the resulting death benefit would be less than $25,000. The $500 minimum is waived if you purchased the GMWB feature. We generally do not allow loans under $500 except to pay premiums on policies. The $500 minimum is waived if you purchased the GMWB feature.

WITHDRAWAL LIMIT
The Withdrawal Limit represents the maximum amount that may be loaned or withdrawn each policy year, after the GMWB Waiting Period and prior to the date that the GMWB Benefit Payments become due.

The GMWB Withdrawal Limit Percentages A, B and C shown on your policy will not change while your policy is in force.

                    CURRENT VALUES* OF PERCENTAGES A, B AND C
                             -------------------------
                             Percentage A         3%
                             ------------------- -----
                             Percentage B         4%
                             ------------------- -----
                             Percentage C         5%
                             -------------------------
*Values of Percentages A, B and C can range from a minimum of 1% to a maximum of 10%.

On the policy date, the Withdrawal Limit Percentage is set equal to GMWB Withdrawal Limit Percentage A. Your initial Withdrawal Limit is determined by multiplying the GMWB Withdrawal Limit Percentage, then in effect, by the premium payment received. The premium payment must equal or exceed the minimum initial premium The Withdrawal Limit is recalculated whenever any of the events described below occurs.

WHEN A PREMIUM PAYMENT IS RECEIVED
When a premium payment is received, the new Withdrawal Limit will depend on whether it was received during or after the GMWB Waiting Period.

If a premium payment is received during the GMWB Waiting Period, the new Withdrawal Limit equals the sum of (a) and (b), where:

    (a) = the current Withdrawal Limit, and

    (b) = the GMWB Withdrawal Limit Percentage then in effect multiplied by the premium payment received.

If a premium payment is received after the GMWB Waiting Period, then no recalculation will be made.

WHEN A LOAN OR WITHDRAWAL IS MADE

Although GMWB does not preclude you from making loans or withdrawals in excess of your Withdrawal Limit, if you do so, a recalculation of the Withdrawal Limit will occur. GMWB does not prevent you from surrendering the policy but doing so will terminate the GMWB feature. When a loan or withdrawal is made, the new Withdrawal Limit also will depend on whether it was made during or after the GMWB Waiting Period.

If a loan or withdrawal is made during the GMWB Waiting Period, the new Withdrawal Limit equals the lesser of (a) and (b), where:

     (a) = the current Withdrawal Limit, and

     (b) = the GMWB Withdrawal Limit Percentage then in effect multiplied by the non-loaned policy value after the loan or withdrawal.

If a loan or withdrawal is made after the GMWB Waiting Period, we will first determine whether cumulative loans and withdrawals for the current policy year, including the current loan and withdrawal amounts, exceed the Withdrawal Limit then in effect. If cumulative loans and withdrawals exceed the Withdrawal Limit then in effect, then the new Withdrawal Limit equals the lesser of (a) and (b), where:

     (a) = the current Withdrawal Limit, and

     (b) = the GMWB Withdrawal Limit Percentage then in effect multiplied by the non-loaned policy value after the loan or withdrawal.

If cumulative loans and withdrawals do not exceed the Withdrawal Limit then in effect, then no recalculation will be made.

Loan repayments do not cause a recalculation of the Withdrawal Limit.

Any withdrawal made within the surrender charge period, whether in excess of the Withdrawal Limit or not, may be subject to a surrender charge.

WITHDRAWAL LIMIT STEP-UP
The GMWB Step-up Period represents the amount of time you must wait between eligibility for Withdrawal Limit Step-ups. Currently the GMWB Step-up Period is five policy years. On any policy anniversary following the end of a GMWB Step-up Period, but not earlier than the seventh policy anniversary, you may be eligible for a Step-up, subject to terms available for new issues and only if we are currently offering the GMWB feature as an option on new issues. A Step-up is only permitted if the non-loaned policy value, multiplied by the GMWB Withdrawal Limit Percentage then in effect, is greater than the Withdrawal Limit on the policy anniversary immediately prior to the Step-up.

Upon your election of a Step-up, the following will occur:

    1) We will determine a new GMWB Fee Percentage, which may be higher than the current GMWB Fee Percentage, but will not exceed a maximum of 1.50%.

    2) We will recalculate the Withdrawal Limit. The new Withdrawal Limit will equal the greater of (a) and (b), where:

         (a) = the current Withdrawal Limit, and

         (b) = the Withdrawal Limit Percentage then in effect multiplied by the non-loaned policy value.

    3)   A new GMWB Step-up Period of the same length will begin.

The Withdrawal Limit Step-up will be automatically effective on the applicable policy anniversary.

We will notify you in advance in writing if the GMWB Fee Percentage is higher at the time of the Step-up, and inform you of the new GMWB fee at that time. You will have an opportunity to decline the Step-up if you wish to do so.

In the event that you decline the Withdrawal Limit Step-up, we will no longer provide notice or process an automatic Step-up in subsequent years. You may, however, request in writing to elect a Withdrawal Limit Step-up in subsequent years. Any such election will be subject to the terms and conditions available for new issues at that time.

CHANGE OF WITHDRAWAL LIMIT PERCENTAGE
Immediately following the seventh policy anniversary, the Withdrawal Limit Percentage will reset to equal GMWB Percentage B if the following conditions are met:

    1) the death benefit option must be permanently set to Death Benefit Option A, and

    2) the face amount must be set equal to the face amount that will result in a Guideline Level Premium of zero.

After the insured reaches the GMWB Reset Age (currently 65) but not earlier than the end of the eighth policy year, the Withdrawal Limit Percentage will reset to equal GMWB Percentage C if the following conditions are met:

    1)   you have not taken any withdrawals or loans to date, and

    2) the Withdrawal Limit Percentage was previously reset to Withdrawal Limit Percentage B.

Under either set of circumstances, the new Withdrawal Limit will equal (a) multiplied by (b) divided by (c), where:

    (a) = the current Withdrawal Limit, and

    (b) = the new Withdrawal Limit Percentage.

    (c) = the previous Withdrawal Limit Percentage in effect.


OVERDRAWN PROTECTION AND GMWB BENEFIT PAYMENTS
Overdrawn Protection is a feature that maintains a minimum policy value and death benefit in order to protect the policy from terminating prior to the death of the insured. There is no separate fee for Overdrawn Protection as it is included in the GWMB feature. On each business day, we will compare the non-loaned policy value to the Withdrawal Limit then in effect. If the non-loaned policy Value is less than 10% of the Withdrawal Limit and all required annual premiums have been paid, Overdrawn Protection will automatically become in effect.




Once Overdrawn Protection is in effect, you will not be prevented from surrendering your policy, however, doing so will forfeit any future GMWB Benefit Payments and may subject you to adverse tax risks.

Any loan balance will reduce the death benefit payable. Loan interest will continue to accrue on this policy, but at a rate equal to the loan interest credited rate then in effect.

Once Overdrawn Protection is in effect, GMWB Benefit Payments will commence at the later of the next monthly calculation date and the end of the GMWB Waiting Period. The GMWB Benefit Payments will equal 1/12 of the Withdrawal Limit in effect at that time, and will be paid on a monthly basis. GMWB Benefit Payments are not subject to a surrender charge.

The duration of GMWB benefit payments depends on whether or not the Withdrawal Limit Percentage was previously changed. If the Withdrawal Limit Percentage was previously changed to GMWB Percentage B, GMWB benefit payments continue until the death of the insured.

If the Withdrawal Limit Percentage remains equal to GMWB Percentage A, and if total premiums were already withdrawn or loaned prior to Overdrawn Protection, then no GMWB Benefit Payments will be made. Otherwise, GMWB benefit payments cease at the earlier of (a) and (b), where:

     (a) death of the insured, and

     (b) when total premiums paid have been returned through withdrawals, loans, excluding loan interest, or GMWB benefit payments.

GMWB Benefit Payments are subject to satisfactory proof of survival of the insured.

TERMINATION OF THE GMWB FEATURE
Your purchase of the GMWB feature is irrevocable. The GMWB feature will terminate without value on the earliest of the following:

     1)  a change of insured;

     2) death of the insured at any time, regardless of whether GMWB Benefit Payments have commenced;

     3) the date of exchange or termination of the policy through lapse, surrender or continuation under Extended Term Insurance, or;

     4) the date any portion of the non-loaned policy value is no longer invested in accordance with any applicable asset allocation or strategic program required at issue of the policy; and

     5) a change to Death Benefit Option B after the Withdrawal Limit Percentage was changed to GMWB Withdrawal Limit Percentage B.

Upon termination, if the policy remains in force, the following will occur:

     1)  the Withdrawal Limit will be set equal to zero;

     2)  no further GMWB Fees will be assessed;

     3)  Overdrawn Protection will not be available.

POLICY LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE
Payment of additional premiums following the four-year required annual premium payment period, no matter how large, will not guarantee the policy will remain in force. If you take a withdrawal or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first 4 policy years, required premiums are not paid or the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to the larger of three times the required monthly deduction plus any amount overdue or the required premium less the actual premium to prevent the policy from lapsing.

If, at any time after the first four policy years, the net surrender value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to the larger of three times the required monthly deduction plus any amount overdue or the amount required to provide a positive net surrender value to prevent the policy from lapsing.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 15 days and not more than 45 days before any potential lapse will occur. By lapse, we mean that the policy is no longer in full force and has no value except to the extent of any extended insurance provided by the net surrender value, if any, as described in the "Extended Term Insurance" section below.

The policy will remain in force during the grace period; however, we will not permit any subaccount transfers, loans, surrenders or withdrawals. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

EXTENDED TERM INSURANCE
If this policy lapses during the required annual premium years payable period and has a positive net surrender value on the date of lapse, coverage under this policy will continue as Extended Term Insurance. At that time, all values from the Separate Account and all values from the Long-term Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account. We then assess the full surrender charge against the policy, which will be taken from the non-loaned portion of the Guaranteed Interest Account.

If the policy is in Death Benefit Option A, the face amount of the policy will be reduced by the amount of any outstanding debt in effect on the date of lapse.

If the policy is in Death Benefit Option B, the face amount will remain unchanged; however the policy value will be reduced by the amount of any outstanding debt in effect on the date of lapse.

The loaned portion of the Guaranteed Interest Account would then be set to zero, and there will no longer be any outstanding debt in effect under the policy. At the time the policy lapses to Extended Term Insurance, the policy value would be set equal to the net surrender value as of the date of lapse.

Once the policy has lapsed to Extended Term Insurance, the monthly administrative charge will no longer apply, and no additional premium payments, transfers, withdrawals, risk classification changes, or changes in face amount may be made. In addition, policy loans will no longer be available. All additional benefit riders will terminate unless they provide otherwise.

While this policy is in force as Extended Term Insurance, monthly processing will proceed with the following difference:

[diamond] The cost of insurance charge rates will be those in effect for Extended Term Insurance, but in no event will such rates be higher than the maximum guaranteed cost of insurance rates.

This policy will be continued as Extended Term Insurance until the first monthly calculation date that the policy value is not sufficient to pay the monthly deduction. In such event, the policy will lapse and terminate without value as of such date.

TERMINATION
This policy terminates automatically on the earliest of the date of death, full surrender, the date that the grace period expires without the payment of sufficient premium in accordance with the lapse provision or until the first monthly calculation day that the policy value is not sufficient to pay the monthly deduction in accordance with the lapse provision.

REINSTATEMENT
Unless this policy has been surrendered for its net surrender value, or the Extended Term Insurance, if any, has expired, or it is after the required annual premium payment period of four years, this policy may be reinstated while the insured is alive within three years from the date of the premium default. You may request reinstatement in writing and we will require submission of evidence of insurability satisfactory to us. Additionally we will require the payment of all required annual premiums in arrears with interest at a rate of 6% compounded annually, or an amount, if greater, that would result in all required annual premiums plus net surrender value equal to at least three monthly deductions and payment of any reinstatement of policy debt as of the date of the termination with any interest.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws.

Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Accounts are separate entities from Phoenix Life Insurance Company. PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the net surrender value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via surrender, withdrawal or loan.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

SURRENDERS
Upon full surrender of a policy for its net surrender value, the excess, if any, of the policy value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

WITHDRAWALS
If the policy is a modified endowment contract, withdrawals and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, withdrawals still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a withdrawal. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a withdrawal as to the portion, if any, which would be subject to tax, and in addition as to the impact such withdrawal might have under the new rules affecting modified endowment contracts.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of policy value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m) (7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions:

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond] 55% in any one investment

[diamond] 70% in any two investments

[diamond] 80% in any three investments

[diamond] 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


LEGAL MATTERS
--------------------------------------------------------------------------------

We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on the Guaranteed Interest Accounts' rates that we credit during a guarantee period.


DISTRIBUTION
--------------------------------------------------------------------------------

The company has appointed Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the company and its affiliated companies. The company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.

PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

PEPCO and the company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the company under applicable state insurance law and must be licensed to sell variable life insurance products. The company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION
Broker-dealers having selling agreements with PEPCO and the company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of 50% of premiums.

PERCENTAGE OF PREMIUM PAYMENT
We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS
To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS
The company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, LPL Financial Services, National Financial Partners, and FFR Financial and Insurance Services.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund            Growth of capital                           AIM Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Match the performance of the Standard &
                                              Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                      which emphasizes stocks of large U.S.       Deutsche Asset Management, Inc.
                                              companies
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Current income by investing primarily in
Federated Fund for U.S. Government            a diversified portfolio or U.S.             Federated Investment Management Company
Securities II - Primary Shares                government securities
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income by investing
Federated High Income Bond Fund II -          primarily in a professionally managed,      Federated Investment Management Company
Primary Shares                                diversified portfolio of fixed income
                                              securities
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio          Long-term capital appreciation              Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                 Capital appreciation                        Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities Portfolio   Capital growth                              Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Franklin Income Securities Fund               Maximize income while maintaining           Franklin Advisers, Inc.
                                              prospects for capital appreciation
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio          for capital appreciation to produce a       Lord, Abbett & Co. LLC
                                              high total return
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio       without excessive fluctuations in market    Lord, Abbett & Co. LLC
                                              value
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Capital appreciation through investments,
                                              primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio           believed to be undervalued in the           Lord, Abbett & Co. LLC
                                              marketplace
--------------------------------------------- ------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                 Capital appreciation with income as a       Franklin Mutual Advisers, LLC
                                              secondary goal
--------------------------------------------- ------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio       Long term capital growth                    Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio       Long term growth of capital; current        Neuberger Berman Management Inc.
                                              income is a secondary goal                    Subadvisor: Neuberger Berman, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA      securities of well-known, established       OppenheimerFunds, Inc.
                                              companies
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation by
                                              investing in foreign insurers securities,
Oppenheimer Global Securities Fund/VA         "growth-type" companies, cyclical           OppenheimerFunds, Inc.
                                              industries and special situations
--------------------------------------------- ------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA     Capital appreciation                        OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Intermediate and long-term growth of        Phoenix Investment Counsel, Inc.
Phoenix Capital Growth Series                 capital appreciation with income as a         Subadvisor: Harris Investment Management
                                              secondary consideration
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                 Capital appreciation                          Subadvisor: Bennett Lawrence Management
                                                                                            LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Strategic Theme Series                Long-term capital appreciation                Subadvisor: Bennett Lawrence Management
                                                                                            LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series         High total return consistent with           Phoenix Investment Counsel, Inc.
                                              reasonable risk                               Subadvisor: Aberdeen Asset Management
                                                                                            Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-AIM Growth Series                     Long-term growth of capital                 Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: AIM Capital Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series         Long-term capital growth                    Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index     High total return                           Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: AllianceBernstein L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate             Capital appreciation and income with        Duff & Phelps Investment Management Co.
Securities Series                             approximately equal emphasis
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Growth and Income Series     Dividend growth, current income and         Engemann Asset Management
                                              capital appreciation
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      Long-term growth of capital                 Phoenix Investment Counsel, Inc.
                                                                                            Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Strategic Allocation Series  High total return consistent with prudent   Phoenix Investment Counsel, Inc.
                                              investment risk                               Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              As high a level of current income as is
Phoenix-Goodwin Money Market Series           consistent with the preservation of         Phoenix Investment Counsel, Inc.
                                              capital and maintenance of liquidity
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income     Long-term total return                      Phoenix Investment Counsel, Inc.
Series
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income while attempting to
Phoenix-Goodwin Multi-Sector Short Term Bond  limit changes in the series' net asset      Phoenix Investment Counsel, Inc.
Series                                        value per share caused by interest rate
                                              changes
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with         Phoenix Investment Counsel, Inc.
Phoenix-Kayne Rising Dividends Series         dividend income as a secondary                Subadvisor: Kayne Anderson Rudnick
                                              consideration                                 Investment Management, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with         Phoenix Investment Counsel, Inc.
Phoenix-Kayne Small-Cap Quality Value Series  dividend income as a secondary                Subadvisor: Kayne Anderson Rudnick
                                              consideration                                 Investment Management, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Lazard International Equity Select    Long-term capital appreciation              Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: Lazard Asset Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Northern Dow 30 Series                Tracks total return of the Dow Jones          Subadvisor: Northern Trust Investments,
                                              Industrial Average(SM) before fund expenses   N.A.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Tracks total return of the Nasdaq-100       Phoenix Variable Advisors, Inc.
Phoenix-Northern Nasdaq-100 Index(R) Series   Index(R) before fund expenses                 Subadvisor: Northern Trust Investments,
                                                                                            N.A.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-S&P Dynamic Asset Allocation                                                      Phoenix Variable Advisors, Inc.
Series: Aggressive Growth                      Long-term capital growth                     Subadvisor: Standard & Poor's
                                                                                            Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth with current       Phoenix Variable Advisors, Inc.
Series: Growth                                income as a secondary consideration           Subadvisor: Standard & Poor's
                                                                                            Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-S&P Dynamic Asset Allocation          Current income with capital growth as a     Phoenix Variable Advisors, Inc.
Series: Moderate                              secondary consideration                       Subadvisor: Standard & Poor's
                                                                                            Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth and current        Phoenix Variable Advisors, Inc.
Series: Moderate Growth                       income with a greater emphasis on capital     Subadvisor: Standard & Poor's
                                              growth                                        Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value       Long-term capital appreciation with
Series                                        current income as a secondary investment    Phoenix Variable Advisors, Inc.
                                              objective                                     Subadvisor: AllianceBernstein L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value     Long-term capital appreciation with
Series                                        current income as a secondary investment    Phoenix Variable Advisors, Inc.
                                              objective                                     Subadvisor: AllianceBernstein L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with         Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series            current income as a secondary                 Subadvisor: Morgan Stanley Investment
                                              consideration                                 Management Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn Strategy        Maximum real return consistent with         Pacific Investment Management Company LLC
Portfolio                                     prudent investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Maximum real return, consistent
PIMCO VIT Real Return Portfolio               preservation of real capital and prudent    Pacific Investment Management Company LLC
                                              investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Maximum total return, consistent with
PIMCO VIT Total Return Portfolio              preservation of capital and prudent         Pacific Investment Management Company LLC
                                              investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities Fund  Long-term capital appreciation              Templeton Asset Management Ltd.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund             Long-term capital growth                    Templeton Investment Counsel, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund              Long-term capital growth                    Templeton Global Advisors Limited
--------------------------------------------- ------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio    Capital appreciation and current income     Morgan Stanley Investment Management Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger International Select                   Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger International Small Cap                Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger Select                                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following is a list of terms and their meanings when used in this prospectus.

AGE: On any given day, the age of the insured on the last birthday.

ASSET ALLOCATION: A process of investing among asset classes, such as stocks, bonds and cash that act differently under various economic conditions and bear different levels of investment risk.

ASSET ALLOCATION PROGRAM/STRATEGIC PROGRAM: An asset allocation portfolio that encompasses the investment options and percentage allocations to reflect risk tolerance, time horizon and investment objectives, e.g. conservative, moderate and aggressive.

ATTAINED AGE: The age of the insured on the policy date plus the number of whole years elapsed since the policy date.

BUSINESS DAY (DATE): any day that we are open for business and the New York Stock Exchange ("NYSE") is open for trading. The net asset value of the underlying shares of a subaccount will be determined at the end of each business day. We will deem each business day to end at the close of regularly scheduled trading of the NYSE (currently 4:00 p.m. Eastern Time) on that day.

BUSINESS PERIOD: The period in days from the end of one business day through the next business day.

DEATH BENEFIT: The amount payable to the beneficiary if this policy is in force upon the death of the insured.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

FACE AMOUNT: The amount of life insurance used to determine the death benefit, which on issue date equals the initial face amount shown on your policy; thereafter it may change under the terms of your policy.

GENERAL ACCOUNT: An account that consists of the Company's assets, including any policy value you allocate to the Guaranteed Interest Accounts, and excluding assets held in any Separate Account.

GUARANTEED INTEREST ACCOUNT(GIA): Part of our General Account to which you may allocate all or part of your policy value. You do not share in the investment experience of the General Account, but rather are guaranteed a minimum stated rate of return over a specified time. The GIA also serves as the "loan account" in which the amount equal to the principal amount of a loan and any accrued interest are held to secure policy debt.

GUIDELINE LEVEL PREMIUM: The level premium required, when accrued at 4% with guaranteed cost of insurance rates and assuming current expenses, for the policy value to equal the face amount at age 100.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the grace period and lapse provision.

IN WRITING (WRITTEN NOTICE, WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received by us.

INSURED: The person upon whose life the policy is issued.

ISSUE DATE: The date from which the suicide exclusion and Incontestability provisions are applied.

LONG-TERM GUARANTEED INTEREST ACCOUNT: Part of our General Account to which you may allocate all or part of your policy value. You do not share in the investment experience of the General Account; but rather are guaranteed a minimum stated rate of return over a specified time. The Long-term Guaranteed Interest Account has more restrictions than the GIA and emphasizes longer-term investments.

MINIMUM DEATH BENEFIT: The policy value on the date of death increased by a percentage taken from a table in the policy based on the attained age of the insured at the beginning of the policy year in which death occurs.

MINIMUM INITIAL PREMIUM: The amount needed to put the policy in force; one quarter of the required annual premium.

MONTHLY CALCULATION DATE: The date on which monthly deductions are assessed from the policy value. The first monthly calculation date is the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be used.

NET AMOUNT AT RISK: The net amount at risk equals the difference between the total death benefit and the policy value.

NET POLICY VALUE: The policy value less the policy debt.

NET SURRENDER VALUE: The policy value reduced by outstanding loans and loan interest and any applicable surrender charge.

OVERDRAWN PROTECTION: Prevents a policy from terminating prior to the death of the insured by maintaining a minimum policy value and death benefit. This feature is included in all policies that purchase the GMWB feature.

OVERLOAN PROTECTION PROVISION: An optional provision that is designed to prevent a heavily loaned policy from lapsing as long as certain conditions are met. This feature is available only on policies that do not purchase the GMWB feature.

PAYMENT DATE: The business day on which a premium payment or loan repayment is received by us unless it is received after the close of the New York Stock Exchange in which case it will be the next business date.

POLICY ANNIVERSARY: The same day and month each year as the policy date.

POLICY DATE: The date from which the first policy charges are calculated. Policy years, policy months and policy anniversaries are determined from the policy date.

POLICY DEBT: Unpaid loans with accrued interest.

POLICY MONTH: The period from one monthly calculation date up to, but not including, the next monthly calculation date.

POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Accounts.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.

REQUIRED ANNUAL PREMIUM: The amount that you must pay for policy coverage to be effective. This policy has a required annual premium for the first four years with flexible premiums thereafter. The minimum required annual premium is $5,000.

SEPARATE ACCOUNT: Assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

SUBACCOUNTS: The accounts within our Separate Account to which non-loaned assets under the policy are allocated. The subaccounts in turn purchase shares in corresponding underlying funds.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Separate Account.

WE (OUR, US, COMPANY): Phoenix Life Insurance Company.

YOU (YOUR): The owner of this policy.

PHOENIX LIFE INSURANCE COMPANY
PO Box 22012
Albany, NY 12201-2012























Additional information about the Phoenix Express VUL(SM) (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated August 14, 2006, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI and personalized illustrations of death benefits and net surrender values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171, or you can download copies from The Phoenix Companies, Inc., Website at PhoenixWealthManagement.com.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, NW, Washington, D.C. 20549-0102.


Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
06PEXVUL


Investment Company Act File No. 811-04721


[logo] PHOENIX(R)
L4444PR2 (C)2006 The Phoenix Companies, Inc.                               08/06